Exhibit 99.8

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series Name	2023-4
Collection Period	October 2024
Payment Date	11/20/2024
Transaction Month	17
Anticipated Redemption Date	06/22/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$537,800,000.00	5.16%	06/20/2029
Class A-1b	$175,000,000.00	SOFR +0.85%	06/20/2029
Class B	$54,500,000.00	5.40%	06/20/2029
Class C	$32,700,000.00	5.65%	06/20/2029

Total	$800,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	11/13/2024
Compound SOFR for Interest Period	4.80563%
Spread over Compounded SOFR	0.85%
Note Interest Rate	5.65563%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	30
Note Monthly Interest	$824,779.38

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series 2023-4 Available Funds and other sources of funds
Series 2023-4 Allocation Percentage x Group One Available Funds	$55,827,842.67
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$55,827,842.67

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$62.93	$62.93	$0.00	$0.00	$55,827,779.74
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$55,826,529.74
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$55,826,529.74
Asset Representations Reviewer Fee	$30.62	$30.62	$0.00	$0.00	$55,826,499.12
Supplemental ARR Fee	$139.38	$139.38	$0.00	$0.00	$55,826,359.74
Servicing Fee	$612,081.47	$612,081.47	$0.00	$0.00	$55,214,278.27
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$52,901,738.27
Class A-1b Note Interest	$824,779.38	$824,779.38	$0.00	$0.00	$52,076,958.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,076,958.89
Class B Note Interest	$245,250.00	$245,250.00	$0.00	$0.00	$51,831,708.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,831,708.89
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$51,677,746.39
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$51,677,746.39
Class R Interest	$51,677,746.39	$51,677,746.39	$0.00	$0.00	$0.00

Total	$55,827,842.67	$55,827,842.67	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$824,779.38	$0.00	$0.00	$824,779.38
Class B	$0.00	$0.00	$245,250.00	$0.00	$0.00	$245,250.00
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,536,531.88	$0.00	$0.00	$3,536,531.88

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.30	$0.00	$4.30
Class A-1b	$1,000.00	$4.71	$0.00	$4.71
Class B	$1,000.00	$4.50	$0.00	$4.50
Class C	$1,000.00	$4.71	$0.00	$4.71

Total	$1,000.00	$4.42	$0.00	$4.42

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$800,000,000.00	1.00	$800,000,000.00	1.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$400,000,000.00
Ending Principal Funding Account Limit	$400,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.